UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC  20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.  Please print or type.

1.     Name and address of Issuer:

       Separate Account A
       700 Newport Center Drive
       Newport Beach, CA  92660

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

3.     Investment Company Act File Number:      811-8946

       Securities Act File Number:              33-88460

         (Issuer previously paid fees pursuant to Rule 24f-2 for all registered contracts offered by Issuer by means of a Form 24f-2 (File No. 33-88458) filed on March 30, 1999 in reliance on the SEC Staff's position in "Dear Registrant" (pub. avail. Nov. 7, 1996.)

4(a).  Last day of fiscal year for which this Form is filed:  December 31, 1998

4(b).  [  ]  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  [  ]  Check box if this is the last time the issuer will be filing this
             Form.

5.     Calculation of registration fee:

      (i)   Aggregate sale price of securities sold
            during the fiscal year pursuant to section        $3,354,520,616
            24(f):                                            -----------------

      (ii)  Aggregate price of securities redeemed or         $2,101,344,207
            repurchased during the fiscal year:               -----------------

     (iii)  Aggregate price of securities redeemed or
            repurchased during any prior fiscal year
            ending no earlier than October 11, 1995 that
            were not previously used to reduce registration   $0
            fees payable to the Commission:                   -----------------

      (iv)  Total available redemption credits [add Items   - $2,101,344,207
            5(ii) and 5(iii)]:                                -----------------

      (v)   Net Sales - if Item 5(i) is greater than Item     $1,253,176,409
            5(iv) [subtract Item 5(iv) from Item 5(i)]:       -----------------

     (vi)   Redemption credits available for use in future
            years - if Item 5(i) is less than Item 5(iv)      $0
            [subtract Item 5(iv) from Item 5(i)]:             -----------------

    (vii)   Multiplier for determining registration fee     x   .000278
            (See Instruction C.9):                            -----------------

   (viii)   Registration fee due (multiply Item 5(v) by     = $348,383.04
            Item 5(vii)  (enter "0" if no fee is due):        =================

6.     Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A

       If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                           + $0
                                                             ------------------

8.     Total of the amount of the registration fee due plus any interest due
       [line 5(viii) plus line 7]:                         = $348,383.04
                                                             ------------------

9.     Date the registration fee and any interest payment was sent to the
       Commission's lockbox depository:   March 29, 1999

       Method of Delivery:

       [X]  Wire Transfer
       [ ]  Mail or other means


                                 SIGNATURES

      This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


By (Signature and Title)*    /s/ Diane N. Ledger, Vice President
                             -----------------------------------

Date  March 30, 1999         Diane N. Ledger, Vice President
      -----------------      -------------------------------

*Please print the name and title of the signing officer below the signature.